CONDENSED FINANCIAL STATEMENTS OF PARENT ONLY	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF PARENT ONLY

Note 18 – Condensed Financial Statements of Parent Only

Financial information pertaining only to Provident Bancorp, Inc. is as follows:

Provident Bancorp, Inc. - Parent Only Balance Sheet
(In thousands)	2018	2017
Assets
Cash and due from banks	$5,249	$5,224
Investment in common stock of The Provident Bank	117,615	107,629
Other assets	2,755	2,946
Total assets	$125,619	$115,799

Liabilities and Shareholders' Equity
Accrued expenses	$35	$22
Shareholders' equity	125,584	115,777
Total liabilities and shareholders' equity	$125,619	$115,799

Provident Bancorp, Inc. - Parent Only Income Statement	Years Ended
	December 31,
(In thousands)	2018	2017
Total income	$140	$120
Operating expenses	90	88
Income before income taxes and equity in undistributed net income of The Provident Bank	50	32
Applicable income tax provision	14	13
Income before equity in income of subsidiaries	36	19
Equity in undistributed net income of The Provident Bank	9,289	7,896
Net income	$9,325	$7,915

Provident Bancorp, Inc. - Parent Only Statement of Cash Flows	Twelve Months Ended
	December 31,
(In thousands)	2018	2017
Cash flows from operating activities:
Net income	$9,325	$7,915
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(9,289)	(7,896)
Decrease in other assets	191	191
Increase (decrease) in other liabilities	13	(51)
Net cash provided by operating activities	240	159

Cash flows from financing activities:
Purchase of treasury stock	(215)	(594)
Net cash used in financing activities	(215)	(594)

Net increase (decrease) in cash and cash equivalents	25	(435)
Cash and cash equivalents at beginning of year	5,224	5,659
Cash and cash equivalents at end of year	$5,249	$5,224